Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Common Class A [Member]	Medley LLC [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Earnings (Deficit) [Member]	Non-Controlling Interests [Member] Consolidated Subsidiaries [Member]	Non-Controlling Interests [Member] Medley LLC [Member]	MOF I LP [Member]	MOF I LP [Member] Non-Controlling Interests [Member]	MOF II LP [Member]	MOF II LP [Member] Non-Controlling Interests [Member]	Consolidated Fund [Member] Non-Controlling Interests [Member]
Balance at Dec. 31, 2014	$ 621,050			$ 60	$ 0	$ (2,384)	$ 0	$ 272	$ 1,526	$ (3,972)					$ 625,548
Balance (in shares) at Dec. 31, 2014				6,000,000	100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deconsolidation											$ (15,321)	$ (15,321)	$ (610,227)	$ (610,227)
Net income	20,632							3,111	(885)	18,406
Net income	20,632
Stock-based compensation	3,052					3,052
Dividends on Class A common stock ($0.20 per share)	(4,113)							(4,113)
Excess tax benefit from dividends paid to RSU holders	85					64				21
Reclass of cumulative dividends on forfeited RSUs to compensation and benefits expense	0
Issuance of Class A common stock related to vesting of restricted stock units, net of shares withheld for employee taxes (in shares)				10,646
Issuance of Class A common stock related to vesting of restricted stock units, net of shares withheld for employee taxes	0			$ 0		0
Repurchases of Class A common stock	(101)			$ 0		(101)
Repurchase of Class A common stock (in shares)				(16,705)
Distributions	(32,744)								(1,100)	(31,644)
Balance at Dec. 31, 2015	(17,687)			$ 60	$ 0	631	0	(730)	(459)	(17,189)
Balance (in shares) at Dec. 31, 2015				5,993,941	100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	9,952							997	(16)	6,406
Net income	7,387
Change in fair value of available-for-sale securities, net of income tax benefit	166						33			133
Stock-based compensation	3,811					3,811
Dividends on Class A common stock ($0.20 per share)	(5,521)							(5,521)
Excess tax benefit from dividends paid to RSU holders	84		$ 20			64
Reclass of cumulative dividends on forfeited RSUs to compensation and benefits expense	0
Issuance of Class A common stock related to vesting of restricted stock units, net of shares withheld for employee taxes (in shares)				31,404
Issuance of Class A common stock related to vesting of restricted stock units, net of shares withheld for employee taxes	0			$ 0		0
Repurchases of Class A common stock	(1,198)			$ (2)		(1,196)
Repurchase of Class A common stock (in shares)				(216,215)
Contributions	12								12
Distributions	(22,662)								(1,547)	(21,115)
Reclassification of redeemable non-controlling interest	(12,196)								(41)	(12,155)
Issuance of non-controlling interests, at fair value	142								334	(192)
Balance at Dec. 31, 2016	(47,662)			$ 58	$ 0	3,310	33	(5,254)	(1,717)	(44,092)
Balance (in shares) at Dec. 31, 2016				5,809,130	100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change due to the adoption of ASU 2016-09	118					1,039		(120)		(801)
Net income	17,309							927	16	9,664
Net income	10,607
Change in fair value of available-for-sale securities, net of income tax benefit	(10,277)						(1,334)			(8,943)
Stock-based compensation	2,770					2,770
Dividends on Class A common stock ($0.20 per share)	(5,766)							(5,766)
Reclass of cumulative dividends on forfeited RSUs to compensation and benefits expense	668							668
Issuance of Class A common stock related to vesting of restricted stock units, net of shares withheld for employee taxes (in shares)		193,282		193,282
Issuance of Class A common stock related to vesting of restricted stock units, net of shares withheld for employee taxes	(713)			$ 2		(715)
Repurchases of Class A common stock	(3,589)			$ (5)		(3,584)
Repurchase of Class A common stock (in shares)				(521,344)
Distributions	(23,230)								(1)	(23,229)
Balance at Dec. 31, 2017	$ (77,074)			$ 55	$ 0	$ 2,820	$ (1,301)	$ (9,545)	$ (1,702)	$ (67,401)
Balance (in shares) at Dec. 31, 2017				5,481,068	100